7 INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized intangible assets
As of June 30, 2017, and December 31, 2016, capitalized intangible assets were as follows:

	June 30, 2017	December 31, 2016

Capitalized intangible assets	$12,517,627	$10,074,546
Accumulated amortization	1,459,592	1,309,842
Total intangible assets	$11,058,035	$8,764,704

	December 31, 2016	December 31, 2015

Capitalized intangible assets	$10,074,546	$3,279,263
Accumulated amortization	1,309,842	164,750
Total intangible assets	$8,764,704	$3,114,513

Amortization schedule	Our amortization schedule is as follows:
Years ending December 31,	Amount
2017	$1,470,513
2018	2,955,873
2019	2,727,968
2020	2,652,000
2021	1,251,681
Total	$11,058,035

Years ending December 31,	Amount

2017	$2,464,184
2018	2,115,592
2019	1,748,250
2020	1,621,000
2021	815,678
Total	$8,764,704